Equity - Schedule of Ordinary Shares (Details)	12 Months Ended
Dec. 31, 2024 shares
Schedule of Ordinary Shares [Line Items]
No. of Shares immediately before Shares Sub-division	300,000
No. of Shares immediately after Shares Sub-division	30,000,000
No. of Surrendered Share	17,500,000
No. of Shares after Share Sub-division and Surrender	12,500,000
LIANKEN ENTERPRISE LIMITED [Member]
Schedule of Ordinary Shares [Line Items]
No. of Shares immediately before Shares Sub-division	105,039
No. of Shares immediately after Shares Sub-division	10,503,900
No. of Surrendered Share	6,127,275
No. of Shares after Share Sub-division and Surrender	4,376,625
TIANHUA ENTERPRISE LIMITED [Member]
Schedule of Ordinary Shares [Line Items]
No. of Shares immediately before Shares Sub-division	89,370
No. of Shares immediately after Shares Sub-division	8,937,000
No. of Surrendered Share	5,213,250
No. of Shares after Share Sub-division and Surrender	3,723,750
XINGCAN ENTERPRISE LIMITED [Member]
Schedule of Ordinary Shares [Line Items]
No. of Shares immediately before Shares Sub-division	54,120
No. of Shares immediately after Shares Sub-division	5,412,000
No. of Surrendered Share	3,157,000
No. of Shares after Share Sub-division and Surrender	2,255,000
WEIBO ENTERPRISE LIMITED [Member]
Schedule of Ordinary Shares [Line Items]
No. of Shares immediately before Shares Sub-division	33,471
No. of Shares immediately after Shares Sub-division	3,347,100
No. of Surrendered Share	1,952,475
No. of Shares after Share Sub-division and Surrender	1,394,625
Kerui Enterprise Limited [Member]
Schedule of Ordinary Shares [Line Items]
No. of Shares immediately before Shares Sub-division	18,000
No. of Shares immediately after Shares Sub-division	1,800,000
No. of Surrendered Share	1,050,000
No. of Shares after Share Sub-division and Surrender	750,000